INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of significant components of income tax expense

	2019	2018	2017
Current income tax charge	20,759	19,215	19,760
Prior period tax adjustments	(90)	(133)	673
Total current income tax	20,669	19,082	20,433
Deferred tax	(4,919)	(3,687)	(2,653)
Income tax expense on continuing operations	15,750	15,395	17,780

Reconciliation of the effective income tax rate to the statutory income tax rate

	2019	2018	2017
Statutory income tax rate for the year	20.0%	20.0%	20.0%
Adjustments:
Expenses not deductible for tax purposes	2.2	0.9	1.8
Prior periods tax effects	(0.1)	(0.2)	0.9
Different tax rate of foreign subsidiaries	(0.4)	(0.2)	0.2
Earnings distribution from subsidiaries	2.0	(0.5)	1.0
Change in fair value of derivative financial instruments	0.2	—	0.5
Derecognition of deferred tax assets	(0.5)	0.1	0.7
Other	0.2	(0.1)	0.7
Effective income tax rate	23.6%	20.0%	25.8%

Schedule of deferred income tax assets and liabilities

	2019	2018
Deferred tax assets	9,975	11,190
Deferred tax liabilities	(17,866)	(24,439)
Net deferred tax liabilities	(7,891)	(13,249)

Schedule of movements in deferred tax assets and liabilities

			Recognised
		Recognised	in other
	December 31,	in profit /	comprehensive	Effect of	Effect of	December 31,
	2018	loss	income	acquisitions	disposals	2019
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(16,238)	(1,168)	42	57	(647)	(17,954)
Other intangible assets	(6,080)	(448)	2	(5)	(33)	(6,564)
Potential distributions from/ to Group’s subsidiaries/ associates	(4,019)	(462)	135	—	1,916	(2,430)
Licenses	(1,917)	154	24	—	—	(1,739)
Customer base	(706)	159	—	(29)	—	(576)
Capitalization of cost to obtain and fulfill contracts	(1,321)	(148)	(1)	—	22	(1,448)
Accrued expenses for services, write-down of inventories and allowance for ECL	9,891	2,154	18	—	(506)	11,557
Right-of-use assets and lease obligations	2,564	1,024	6	—	(74)	3,520
Loss carryforward	4,256	275	—	103	—	4,634
Provision for investment in Delta Bank in Ukraine	367	—	26	—	(393)	—
Contract liabilities	954	192	(6)	—	90	1,230
Debt modification	(1,075)	642	—	—	—	(433)
Hedge and other	75	2,172	58	—	7	2,312
Net deferred tax liability	(13,249)	4,546	304	126	382	(7,891)

		Adjustment on		Recognised in
		initial application		other
	December 31,	of new IFRS	Recognised in	comprehensive	Effect of	December 31,
	2017	standards	profit / loss	income	acquisitions	2018
Assets / (liabilities) arising from tax effect of:
Property, plant and equipment	(18,921)	1,632	513	143	395	(16,238)
Other intangible assets	(7,454)	—	1,218	9	147	(6,080)
Potential distributions from/ to Group’s subsidiaries/ associates	(4,043)	—	418	(394)	—	(4,019)
Licenses	(1,994)	—	148	(71)	—	(1,917)
Customer base	(536)	—	279	—	(449)	(706)
Capitalization of cost to obtain and fulfill contracts	—	(1,290)	(31)	—	—	(1,321)
Accrued expenses for services, write-down of inventories and allowance for ECL	8,547	142	(823)	93	1,932	9,891
Right-of-use assets and lease obligations	2,363	(1,632)	1,833	—	—	2,564
Loss carryforward	2,143	—	1,362	—	751	4,256
Provision for investment in Delta Bank in Ukraine	601	—	(319)	85	—	367
Contract liabilities	562	717	(340)	15	—	954
Debt modification	—	(597)	(478)	—	—	(1,075)
Hedge and other	504	—	(1,001)	16	556	75
Net deferred tax liability	(18,228)	(1,028)	2,779	(104)	3,332	(13,249)